Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended	12 Months Ended
	Jul. 28, 2017	Apr. 10, 2017	Apr. 01, 2015	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000016430 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,637	$ 10,164	$ 10,096	$ 10,625	$ 11,233	$ 11,179	$ 10,474		$ 10,093	$ 10,118	$ 10,153
C000189731 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			10,592	10,100	10,023	10,548	11,129	11,074	10,366	$ 9,979
C000016431 [Member]
Account Value [Line Items]
Accumulated Value			9,550		9,907	9,491	9,451	9,972	10,568	10,553	9,903		9,567	9,614	9,672
C000088034 [Member]
Account Value [Line Items]
Accumulated Value			10,000		9,626	9,290	9,321	9,908	10,580	10,644	10,064		9,795	9,918	10,052
C000051003 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,119	9,707	9,690	10,261	10,892	10,903	10,267		9,943	10,017	10,103
C000051002 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,851	10,348	10,259	10,775	11,368	11,291	10,558		10,154	10,158	10,173
C000016435 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,749	10,298	10,372	10,963	11,392	11,552	10,509		10,112	10,077	10,189
C000189732 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,725	10,265	10,318	10,907	11,322	11,461	10,415	10,020
C000016436 [Member]
Account Value [Line Items]
Accumulated Value			9,550		10,021	9,635	9,708	10,298	10,727	10,896	9,936		9,593	9,584	9,707
C000088036 [Member]
Account Value [Line Items]
Accumulated Value			10,000		9,737	9,422	9,574	10,223	10,739	10,991	10,098		9,813	9,887	10,088
C000088037 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,235	9,855	9,965	10,587	11,066	11,268	10,301		9,961	9,986	10,139
C000088035 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,976	10,495	10,537	11,128	11,539	11,668	10,593		10,181	10,126	10,210
C000016437 [Member]
Account Value [Line Items]
Accumulated Value			10,000		12,324	11,625	11,687	12,534	11,950	10,993	10,508		10,339	10,257	10,098
C000181796 [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,112	11,402	11,462	12,270	11,695	10,738	10,262	10,087
C000181797 [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,206	11,490	11,528	12,338	11,739	10,777	10,280	10,095
C000016438 [Member]
Account Value [Line Items]
Accumulated Value			9,550		11,473	10,847	10,943	11,758	11,246	10,361	9,935		9,792	9,747	9,620
C000088038 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,140	10,615	10,781	11,675	11,251	10,443	10,091		10,021	10,050	9,995
C000088039 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,723	11,104	11,230	12,103	11,598	10,719	10,298		10,175	10,154	10,048
C000016439 [Member]
Account Value [Line Items]
Accumulated Value			10,000		12,567	11,830	11,868	12,703	12,086	11,096	10,584		10,393	10,299	10,119
C000191079 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,074	12,224	11,500	11,543	12,339	11,743	10,766	10,273
C000191080 [Member]
Account Value [Line Items]
Accumulated Value	10,000			10,088	12,431	11,672	11,680	12,468	11,833	10,836	10,309
C000016440 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,269	10,733	10,511	10,530	10,812	10,696	10,237		10,012	10,029	10,044
C000189733 [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,322	10,772	10,539	10,537	10,809	10,693	10,224	9,989
C000016441 [Member]
Account Value [Line Items]
Accumulated Value			9,775		10,754	10,268	10,081	10,125	10,414	10,336	9,907		9,714	9,765	9,793
C000088041 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,198	9,809	9,695	9,813	10,182	10,171	9,831		9,714	9,831	9,937
C000088042 [Member]
Account Value [Line Items]
Accumulated Value			10,000		10,723	10,264	10,092	10,166	10,485	10,431	10,022		9,851	9,928	9,990
C000088040 [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,508	10,939	10,680	10,679	10,943	10,803	10,319		10,072	10,080	10,064
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,564	11,026	10,842	11,386	11,880	11,796	10,829		10,364	10,241	10,196
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,264	10,740	10,561	11,092	11,572	11,490	10,548	10,096
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000			9,933	11,083	10,567	10,391	10,913	11,386	11,305	10,378
Bloomberg U.S. GNMA [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,135	10,587	10,415	10,904	11,430	11,471	10,737		10,279	10,250	10,240
Bloomberg U.S. GNMA (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,850	10,315	10,148	10,624	11,137	11,177	10,462	10,015
Bloomberg U.S. Government/MBS [Member]
Account Value [Line Items]
Accumulated Value			10,000		11,087	10,575	10,511	11,017	11,499	11,802	10,665		10,226	10,167	10,239
Bloomberg U.S. Government/MBS (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,884	10,381	10,318	10,815	11,289	11,586	10,470	10,038
Bloomberg U.S. TIPS [Member]
Account Value [Line Items]
Accumulated Value			10,000		12,818	12,074	12,019	12,795	12,269	11,409	10,677		10,396	10,301	10,151
Bloomberg U.S. TIPS (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		10,000			12,438	11,716	11,663	12,416	11,905	11,071	10,361	10,088
Bloomberg U.S. TIPS (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,080	12,429	11,707	11,654	12,406	11,896	11,062	10,353
Bloomberg U.S. 1-3 Year Government Bond [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000		11,600	11,004	10,685	10,661	10,994	10,955	10,397		$ 10,120	$ 10,118	$ 10,093
Bloomberg U.S. 1-3 Year Government Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,465	$ 10,875	$ 10,561	$ 10,536	$ 10,866	$ 10,828	$ 10,276	$ 10,002